17 Property, Plant and Equipment (Details 6)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Generation [Member] | General Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	6.33%	6.25%
Generation [Member] | Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	3.67%	3.56%
Generation [Member] | Generators [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	3.38%	3.34%
Generation [Member] | Reservoirs, Dams and Aqueducts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	2.50%	2.21%
Generation [Member] | Hydraulic Turbines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	2.89%	2.60%
Generation [Member] | Gas and Steam Turbines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	2.00%	2.00%
Generation [Member] | Water Cooling and Treatment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	4.00%	4.00%
Generation [Member] | Gas Conditioner [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	4.00%	4.00%
Generation [Member] | Wind Power Plant Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	5.49%	3.71%
Central Management [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	3.35%	3.35%
Central Management [Member] | Machinery and Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	6.25%	6.25%
Central Management [Member] | Furniture and Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	6.25%	6.25%
Central Management [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	14.29%	14.29%
Telecommunications [Member] | Transmission Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	6.36%	4.77%
Telecommunications [Member] | Terminal Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation		9.96%
Telecommunications [Member] | Terminal Equipment [Member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	3.00%	3.00%
Telecommunications [Member] | Terminal Equipment [Member] | Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	5.00%	5.00%
Telecommunications [Member] | Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation		10.37%
Telecommunications [Member] | Infrastructure Last Mile [Member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	17.00%	3.00%
Telecommunications [Member] | Infrastructure Last Mile [Member] | Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	25.00%	17.00%
Telecommunications [Member] | Other Infrastructure Equipment[Member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	7.00%	7.00%
Telecommunications [Member] | Other Infrastructure Equipment[Member] | Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	20.00%	20.00%